36. Related Party Transactions (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Amount endorsement/security	R$ 1,578,835
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Caiuá Transmissora
Operation	Financing
Date issued	12.23.2013
Final maturity	02.15.2029
Amount approved	R$ 84,600
Sureties and guarantees balance	R$ 64,643
Interest	49.00%
Amount endorsement/security	R$ 35,843
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Guaraciaba Transmissora
Operation	Financing
Date issued	09.28.2016
Final maturity	01.15.2031
Amount approved	R$ 440,000
Sureties and guarantees balance	R$ 510,075
Interest	49.00%
Amount endorsement/security	R$ 191,133
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Integração Maranhense
Operation	Financing
Date issued	12.30.2013
Final maturity	02.15.2029
Amount approved	R$ 142,150
Sureties and guarantees balance	R$ 104,570
Interest	49.00%
Amount endorsement/security	R$ 58,797
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Mata de Santa Genebra
Operation	Financing
Date issued	11.30.2017
Final maturity	07.15.2033
Amount approved	R$ 1,018,500
Sureties and guarantees balance	R$ 968,614
Interest	50.10%
Amount endorsement/security	R$ 353,205
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Matrinchã Transmissora
Operation	Financing
Date issued	12.27.2013
Final maturity	05.15.2029
Amount approved	R$ 691,440
Sureties and guarantees balance	R$ 550,181
Interest	49.00%
Amount endorsement/security	R$ 284,036
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Matrinchã Transmissora
Operation	Debentures
Date issued	05.15.2016
Final maturity	06.15.2029
Amount approved	R$ 180,000
Sureties and guarantees balance	R$ 203,327
Interest	49.00%
Amount endorsement/security	R$ 97,740
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Paranaíba Transmissora
Operation	Financing
Date issued	10.21.2015
Final maturity	10.15.2030
Amount approved	R$ 606,241
Sureties and guarantees balance	R$ 559,720
Interest	24.50%
Amount endorsement/security	R$ 143,925
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Paranaíba Transmissora
Operation	Debentures
Date issued	01.15.2017
Final maturity	03.15.2028
Amount approved	R$ 120,000
Sureties and guarantees balance	R$ 109,102
Interest	24.50%
Amount endorsement/security	R$ 26,041
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Voltália São Miguel do Gostoso Participações S.A. (a)
Operation	Debentures
Date issued	01.15.2016
Final maturity	12.15.2028
Amount approved	R$ 57,000
Sureties and guarantees balance	R$ 49,424
Interest	49.00%
Amount endorsement/security	R$ 26,569
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Usina de Energia Eólica Carnaúba S.A. (a)
Operation	Financing
Date issued	08.24.2015
Final maturity	11.15.2031
Amount approved	R$ 74,000
Sureties and guarantees balance	R$ 60,303
Interest	49.00%
Amount endorsement/security	R$ 26,829
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Usina de Energia Eólica Reduto S.A. (a)
Operation	Financing
Date issued	08.24.2015
Final maturity	11.15.2031
Amount approved	R$ 70,000
Sureties and guarantees balance	R$ 56,547
Interest	49.00%
Amount endorsement/security	R$ 26,827
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Usina de Energia Eólica Santo Cristo S.A. (a)
Operation	Financing
Date issued	08.24.2015
Final maturity	11.15.2031
Amount approved	R$ 74,000
Sureties and guarantees balance	R$ 59,234
Interest	49.00%
Amount endorsement/security	R$ 25,220
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Usina de Energia Eólica São João S.A. (a)
Operation	Financing
Date issued	08.24.2015
Final maturity	11.15.2031
Amount approved	R$ 68,000
Sureties and guarantees balance	R$ 55,074
Interest	49.00%
Amount endorsement/security	R$ 25,569
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Cantareira Transmissora de Energia
Operation	Financing
Date issued	12.28.2016
Final maturity	09.15.2032
Amount approved	R$ 426,834
Sureties and guarantees balance	R$ 468,136
Interest	49.00%
Amount endorsement/security	R$ 208,101
Company
DisclosureOfSuretiesAndGuaranteesLineItems [Line Items]
Company name	Cantareira Transmissora de Energia
Operation	Debentures
Date issued	01.09.2018
Final maturity	08.15.2032
Amount approved	R$ 100,000
Sureties and guarantees balance	R$ 106,786
Interest	49.00%
Amount endorsement/security	R$ 49,000